Expense Example {- Strategic Advisers Large Cap Fund} - 05.31 Strategic Advisers Large Cap Fund PRO-05 - Strategic Advisers Large Cap Fund - Strategic Advisers Large Cap Fund	Feb. 17, 2022 USD ($)
Expense Example:
1 year	$ 27
3 years	102
5 years	225
10 years	$ 582